Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential National Muni Fund, Inc.
Entity Central Index Key	0000314612
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
PGIM NATIONAL MUNI FUND - Class A
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class A
Trading Symbol	PRNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class A	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. Municipal-to-Treasury yield ratios richened — particularly in the second quarter of 2026, as investors reassessed the possibility of a rate hike — but cheapened in July and August, as rate volatility increased and supply remained elevated. Against this backdrop, credit fundamentals were supported by resilient consumer spending, robust capital and business investment, and continued tax revenue generation.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; an underweight in city & county school districts; and an overweight to prepay gas, driven by an overweight to Low Income Housing Tax Credit multifamily deals.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, overweight positioning in dedicated tax deals, and in housing.
■
The Fund uses derivatives when they facilitate the implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	0.32%	-0.01%	1.37%
Class A without sales charges	3.69%	0.65%	1.70%
Bloomberg Municipal Bond Index*	4.12%	0.54%	1.91%
Bloomberg 1-15 Year Municipal Index	2.88%	0.93%	1.91%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,240,715,866
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,969,925
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,240,715,866
Number of fund holdings	485
Total advisory fees paid for the year	$ 2,969,925
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	10.6
AA	42.9
A	27.5
BBB	6.4
BB	3.6
B	0.1
Not Rated	6.7
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM NATIONAL MUNI FUND - Class C
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class C
Trading Symbol	PNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class C	$165	1.63%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. Municipal-to-Treasury yield ratios richened — particularly in the second quarter of 2026, as investors reassessed the possibility of a rate hike — but cheapened in July and August, as rate volatility increased and supply remained elevated. Against this backdrop, credit fundamentals were supported by resilient consumer spending, robust capital and business investment, and continued tax revenue generation.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; an underweight in city & county school districts; and an overweight to prepay gas, driven by an overweight to Low Income Housing Tax Credit multifamily deals.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, overweight positioning in dedicated tax deals, and in housing.
■
The Fund uses derivatives when they facilitate the implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.56%	-0.28%	0.82%
Class C without sales charges	2.56%	-0.28%	0.82%
Bloomberg Municipal Bond Index*	4.12%	0.54%	1.91%
Bloomberg 1-15 Year Municipal Index	2.88%	0.93%	1.91%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,240,715,866
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,969,925
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,240,715,866
Number of fund holdings	485
Total advisory fees paid for the year	$ 2,969,925
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	10.6
AA	42.9
A	27.5
BBB	6.4
BB	3.6
B	0.1
Not Rated	6.7
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM NATIONAL MUNI FUND - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class Z
Trading Symbol	DNMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class Z	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. Municipal-to-Treasury yield ratios richened — particularly in the second quarter of 2026, as investors reassessed the possibility of a rate hike — but cheapened in July and August, as rate volatility increased and supply remained elevated. Against this backdrop, credit fundamentals were supported by resilient consumer spending, robust capital and business investment, and continued tax revenue generation.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; an underweight in city & county school districts; and an overweight to prepay gas, driven by an overweight to Low Income Housing Tax Credit multifamily deals.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, overweight positioning in dedicated tax deals, and in housing.
■
The Fund uses derivatives when they facilitate the implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.87%	0.90%	1.94%
Bloomberg Municipal Bond Index*	4.12%	0.54%	1.91%
Bloomberg 1-15 Year Municipal Index	2.88%	0.93%	1.91%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,240,715,866
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,969,925
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,240,715,866
Number of fund holdings	485
Total advisory fees paid for the year	$ 2,969,925
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	10.6
AA	42.9
A	27.5
BBB	6.4
BB	3.6
B	0.1
Not Rated	6.7
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM NATIONAL MUNI FUND - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM National Muni Fund
Class Name	Class R6
Trading Symbol	PNMQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM National Muni Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM National Muni Fund—Class R6	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the Bloomberg Municipal Bond Index generated positive total returns, with intermediate bonds leading performance. Following three 25-basis-point rate cuts in 2025, the U.S. Federal Reserve (Fed) adopted a more hawkish tone in 2026 as inflation concerns rose amid geopolitical tensions, which put upward pressure on oil prices, and renewed tariff escalations. Municipal-to-Treasury yield ratios richened — particularly in the second quarter of 2026, as investors reassessed the possibility of a rate hike — but cheapened in July and August, as rate volatility increased and supply remained elevated. Against this backdrop, credit fundamentals were supported by resilient consumer spending, robust capital and business investment, and continued tax revenue generation.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the period: a significant overweight to the long end of the yield curve as the curve flattened; an underweight in city & county school districts; and an overweight to prepay gas, driven by an overweight to Low Income Housing Tax Credit multifamily deals.
■
The following detracted most from the Fund’s performance relative to the Index during the period: duration positioning, as municipal bond rates sold off in line with broader market sentiment, overweight positioning in dedicated tax deals, and in housing.
■
The Fund uses derivatives when they facilitate the implementation of the overall investment approach. During the period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	3.94%	0.97%	2.31% (12/4/2017)
Bloomberg Municipal Bond Index*	4.12%	0.54%	2.18%
Bloomberg 1-15 Year Municipal Index	2.88%	0.93%	2.20%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Performance Inception Date	Dec. 04, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
Net Assets	$ 1,240,715,866
Holdings Count | Holding	485
Advisory Fees Paid, Amount	$ 2,969,925
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2026?
Fund’s net assets	$ 1,240,715,866
Number of fund holdings	485
Total advisory fees paid for the year	$ 2,969,925
Portfolio turnover rate for the year	45%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2026?
Credit Quality expressed as a percentage of total investments as of 8/31/2026 (%)
AAA	10.6
AA	42.9
A	27.5
BBB	6.4
BB	3.6
B	0.1
Not Rated	6.7
Cash/Cash Equivalents	2.1
Total	100.0

Credit Quality Explanation [Text Block]	Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.
Updated Prospectus Phone Number	(800) 225-1852 or (973) 367-3529
Updated Prospectus Web Address	pgim.com/mutual-fund-documents